Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
15. SHARE-BASED COMPENSATION

(a) Share options
Since 2014, the Company has granted options to certain directors, executive officers and employees. The maximum aggregate number of ordinary shares that are authorized to be issued under the Company’s share award plans is 145,696,410 as of December 31, 2021. The share options have a contractual term of ten years.
Share options granted contained service conditions. With respect to the service conditions, there are 3 types of vesting schedule, which are: (i) 25% of the share options shall become vested on each anniversary of the vesting commencement date for 4 years thereafter; (ii) 50% of the share options shall become vested on each anniversary of the vesting commencement date for 2 years thereafter; (iii) immediately vested upon grant.
For share options contained service conditions only, those awards are measured at the grant date fair value and recognized as expenses over the requisite service period, which is the vesting period. For certain options granted to employees, even though the service condition might have been satisfied, employees are required to provide continued service through the occurrence of an IPO or change of control (“Trigger Event”). Given the vesting of these share options granted is contingent upon the occurrence of Trigger Event, no share-based compensation expenses were recognized for these share options until the completion of the IPO in June 2021, when cumulative share-based compensation expenses for the awards that have satisfied the service condition were recorded.
The following table sets forth the activities of share options for the years ended December 31, 2019, 2020 and 2021:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value	Weighted average grant–date fair value
		US$	In Years	US$	US$
Outstanding as of January 1, 2019	67,784,739	0.50	7.64	22,714	0.12
Granted	25,679,294	1.45
Forfeited	(7,242,312)	0.84

Outstanding as of December 31, 2019	86,221,721	0.76	7.22	65,994	0.27

Granted	26,509,592	2.42
Forfeited	(5,597,960)	1.00

Outstanding as of December 31, 2020	107,133,353	1.16	6.84	226,639	0.64

Granted	32,710,153	4.14
Exercised	(54,385,484)	0.55
Forfeited	(2,982,054)	1.98

Outstanding as of December 31, 2021	82,475,968	2.71	8.05	1,214,916	2.82

Vested and expected to vest as of December 31, 2021	82,475,968	2.71	8.05	1,214,916	2.82
Exercisable as of December 31, 2021	22,421,874	1.27	6.70	362,469	0.86
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date.
(a) Share options (continued)

As of December 31, 2021, there were US$177,224 of unrecognized compensation expenses related to share options, which are expected to be recognized over a weighted-average period of 3.19 years and may be adjusted for future forfeitures.

The Company uses binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions (or ranges thereof) are set as below:

	For the year ended December 31,
	2019	2020	2021
Fair value of ordinary shares on the date of option grant (US$)	1.01 - 1.52	1.84 - 3.27	6.78 - 18.09
Risk-free interest rate (1)	1.80% -2.76%	0.82% - 1.70%	1.6% - 2.0%
Expected term (in years)	10	10	10
Expected dividend yield (2)	0%	0%	0%
Expected volatility (3)	56.1% - 57.8%	56.5% -59.0%	58.8% - 59.8%
Expected early exercise multiple	2.2x-2.8x	2.2x-2.8x	2.2x-2.8x

(1)
The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of U.S. Treasury Strips with a maturity life equal to the expected life to expiration.

(2)	The Company has no history or expectation of paying dividends on its ordinary shares.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(b) RSUs
After the completion of the Company’s IPO in June 2021, the Company started to grant RSUs to employees. One RSU represents a right relating to one Class A ordinary share of the Group. The RSUs were granted only with service conditions and shall vest over a period of four years with 25% vesting on each anniversary of the vesting commencement date. The fair value of the RSUs is estimated based on the fair market value of the underlying ordinary share of the Company on the grant date.
The following table summarizes activities of the Company’s RSUs granted to employees:

	Number of RSUs	Weighted average grant-date fair value
		US$
Outstanding as of January 1, 2021	—	—
Granted	3,521,118

Outstanding as of December 31, 2021	3,521,118	19.05

As of December 31, 2021, there were US$65,995 of unrecognized compensation expenses related to RSUs, which are expected to be recognized over a weighted-average period of 3.86 years and may be adjusted for future forfeitures.
(c) Share-based compensation expenses by function
The following table sets forth the amount
s
of share-based compensation expenses included in each of the relevant financial statement line items:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	944	1,920	31,467
Sales and marketing expenses	8,443	21,473	73,733
Research and development expenses	13,595	30,883	137,820
General and administrative expenses *	11,268	602,960	1,680,626

Total	34,250	657,236	1,923,646

*
In November 2020 and June 2021, the Company
granted
24,780,971 and 24,745,531 Class B ordinary shares to TECHWOLF LIMITED
, and recorded
RMB533.1 million and RMB1,506.4 million

of share-based compensation expenses in general and administrative expenses for the years ended December 31, 2020 and 2021, respectively (Note 13).